Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000077416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	9.57%		2.45%	3.10%
C000077417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.40%		2.36%	2.78%
C000077418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	11.35%		1.10%	2.60%
C000014097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.21%		1.00%	2.32%
C000014098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000241867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.82%		0.94%	3.37%
C000014108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000225189
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000235422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.34%	3.48%
C000235423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.29%	4.17%
C000235424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.72%		2.19%	2.17%
C000014104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.39%		1.89%	1.79%
C000014105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000036621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000139784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000077416
Average Annual Return [Line Items]
Average Annual Return, Percent	13.27%		3.12%	3.44%
Without Sales Load [Member] | C000077417
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%		2.36%	2.78%
Without Sales Load [Member] | C000077418
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%		3.39%	3.73%
Without Sales Load [Member] | C000211121
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%		3.47%	3.78%
Without Sales Load [Member] | C000014095
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%		1.76%	2.94%
Without Sales Load [Member] | C000014097
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%		1.00%	2.32%
Without Sales Load [Member] | C000014098
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%		2.01%	3.29%
Without Sales Load [Member] | C000241867
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%		2.03%	3.30%
Without Sales Load [Member] | C000014109
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%		1.61%	3.71%
Without Sales Load [Member] | C000014108
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%		1.87%	4.05%
Without Sales Load [Member] | C000225189
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%		1.86%	4.05%
Without Sales Load [Member] | C000235422
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%	4.92%
Without Sales Load [Member] | C000235423
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	4.17%
Without Sales Load [Member] | C000235424
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%	5.21%
Without Sales Load [Member] | C000235421
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%	5.23%
Without Sales Load [Member] | C000014103
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%		2.65%	2.40%
Without Sales Load [Member] | C000014104
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%		1.89%	1.79%
Without Sales Load [Member] | C000014105
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%		2.91%	2.74%
Without Sales Load [Member] | C000211120
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%		2.97%	2.77%
Without Sales Load [Member] | C000036621
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%		2.38%	1.91%
Without Sales Load [Member] | C000139784
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%		2.63%	2.20%
Without Sales Load [Member] | C000195935
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%		2.67%	2.23%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	2.92%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	2.92%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	2.92%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	2.92%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: ICE BofA US High Yield-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	15.66%		4.54%	4.95%
EATON VANCE Index: ICE BofA US High Yield-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	15.66%		4.54%	4.95%
EATON VANCE Index: ICE BofA US High Yield-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	15.66%		4.54%	4.95%
EATON VANCE Index: ICE BofA US High Yield-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	15.66%		4.54%	4.95%
EATON VANCE Index: Bloomberg US Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	13.81%		1.07%	2.78%
EATON VANCE Index: Bloomberg US Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	13.81%		1.07%	2.78%
EATON VANCE Index: Bloomberg US Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	13.81%		1.07%	2.78%
EATON VANCE Index: Bloomberg US Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	13.81%		1.07%	2.78%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Average Annual Return, Percent	12.32%	2.26%
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Average Annual Return, Percent	12.32%	2.26%
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Average Annual Return, Percent	12.32%	2.26%
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Average Annual Return, Percent	12.32%	2.26%
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return, Percent	9.39%		2.12%	2.36%
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return, Percent	9.39%		2.12%	2.36%
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return, Percent	9.39%		2.12%	2.36%
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Average Annual Return, Percent	9.39%		2.12%	2.36%
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent	5.99%		2.18%	1.67%
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent	5.99%		2.18%	1.67%
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Average Annual Return, Percent	5.99%		2.18%	1.67%